******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23120
Reporting Period: 07/01/2015 - 06/30/2016
Stone Ridge Trust V



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-23120


                              Stone Ridge Trust V
               (Exact name of registrant as specified in charter)


                         510 Madison Avenue, 21st Floor
                               New York, NY 10022
              (Address of principal executive offices) (Zip code)


                        Stone Ridge Asset Management LLC
                         510 Madison Avenue, 21st Floor
                               New York, NY 10022
                    (Name and address of agent for service)


        Registrant's telephone number, including area code: 855-609-3680


Date of fiscal year end: 2/28


Date of reporting period: July 1, 2015 - June 30, 2016

Item 1. Proxy Voting Record

============== Stone Ridge Alternative Lending Risk Premium Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stone Ridge Trust V


By (Signature and Title)* /s/ Ross Stevens
                          Ross Stevens
                          President


Date   August 17, 2016

* Print the name and title of each signing officer under his or her signature.